Note 3 - Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross	$ 707,159	$ 659,441	$ 661,918
Accumulated depreciation and amortization	(538,506)	(511,700)	(651,312)
Property and equipment, net	168,653	147,741	10,606
Laboratory Equipment [Member]
Property and equipment, gross		532,100	534,577
Leasehold Improvements [Member]
Property and equipment, gross	$ 115,605	115,605	115,605
Other Furniture Fixtures And Equipment [Member]
Property and equipment, gross		$ 11,736	$ 11,736